Capital Management - Summary of Company Capital (Detail) $ in Thousands, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of objectives, policies and processes for managing capital [abstract]
Secured notes payable	$ 375,517	$ 299.9	$ 374,706	$ 299.9
Dunebridge revolving credit facility	0		31,813
Share capital	631,717		631,498
Share-based payments reserve	7,469		6,820
Deficit	(289,785)		(565,952)
Shareholder equity and other equity interest	$ 724,918		$ 478,885